Operating segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments
Revenue	₽ 40,622	₽ 35,941	₽ 29,593
Profit (loss) before tax	14,365	11,954	8,932
Profit (loss) from continuing operations	11,246	9,441	7,181
Net profit/(loss)	8,938	4,887	3,626
Discontinued operations
Disclosure of operating segments
Revenue	2,614	3,395	1,017
Profit (loss) before tax	(2,509)	(5,575)	(4,431)
Net profit/(loss)	(2,308)	(4,554)	(3,555)
Continuing and discontinued operations
Disclosure of operating segments
Revenue	43,236	39,336	30,610
Profit (loss) before tax	11,856	6,379	4,501
PS | Continuing and discontinued operations
Disclosure of operating segments
Revenue	38,490	34,700	26,649
CFS | Continuing and discontinued operations
Disclosure of operating segments
Revenue	1,198	1,575	558
RB | Continuing and discontinued operations
Disclosure of operating segments
Revenue	1,151	1,339	180
CO | Continuing and discontinued operations
Disclosure of operating segments
Revenue	2,397	1,722	3,223
Operating segments | Continuing and discontinued operations
Disclosure of operating segments
Revenue	25,978	23,176	19,657
Profit (loss) before tax	13,195	8,323	5,072
Net profit/(loss)	10,304	6,679	4,137
Operating segments | PS | Continuing and discontinued operations
Disclosure of operating segments
Revenue	22,637	20,965	16,497
Profit (loss) before tax	15,629	14,716	11,552
Net profit/(loss)	12,608	12,105	9,529
Operating segments | CFS | Continuing and discontinued operations
Disclosure of operating segments
Revenue	1,066	1,339	385
Profit (loss) before tax	(997)	(2,484)	(3,281)
Net profit/(loss)	(793)	(1,981)	(2,618)
Operating segments | RB | Continuing and discontinued operations
Disclosure of operating segments
Revenue	548	(490)	(263)
Profit (loss) before tax	(907)	(2,858)	(1,327)
Net profit/(loss)	(781)	(2,317)	(1,061)
Operating segments | CO | Continuing and discontinued operations
Disclosure of operating segments
Revenue	1,727	1,362	3,038
Profit (loss) before tax	(530)	(1,051)	(1,872)
Net profit/(loss)	(730)	(1,128)	(1,713)
Material reconciling items, cost of revenue
Disclosure of operating segments
Revenue	16,494	14,075	10,332
Material reconciling items, cost of revenue | Discontinued operations
Disclosure of operating segments
Revenue	764	2,085	621
Material reconciling items, fair value adjustments recorded on business combinations and their amortization | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax	(337)	(479)	(369)
Net profit/(loss)	(337)	(479)	(369)
Material reconciling items, impairment of non-current assets | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax	(134)	(792)
Net profit/(loss)	(134)	(792)
Material reconciling items, share-based payments | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax	(43)	(464)	(635)
Net profit/(loss)	(43)	(464)	(635)
Material reconciling items, offering expenses | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax	(71)	(79)
Net profit/(loss)	(71)	(79)
Material reconciling items, loss from sale of Sovest loans' portfolio | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax	(712)
Net profit/(loss)	(712)
Material reconciling items, loss on disposal of subsidiary | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax	(42)
Net profit/(loss)	(42)
Material reconciling items, foreign exchange loss from revaluation of cash proceeds received from secondary public offering | Continuing and discontinued operations
Disclosure of operating segments
Profit (loss) before tax		(130)	433
Net profit/(loss)		(130)	433
Material reconciling items, effect from taxation | Continuing and discontinued operations
Disclosure of operating segments
Net profit/(loss)	₽ (27)	₽ 152	₽ 60